Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2020	2020	2019	2019
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	128,878	128,878	129,005	129,005
Restricted cash	Level 1	84	84	93	93
Derivative instruments	Level 2	109	109	636	636
Derivative instruments	Level 2	(23,434)	(23,434)	(2,371)	(2,371)
Floating rate debt	Level 2	(1,120,172)	(1,135,616)	(487,381)	(491,654)
Fixed rate debt	Level 2	(281,307)	(306,621)	(291,468)	(294,263)